Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 31, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
(filing relates to Western Asset Municipal High Income SMASh Fund (the “Fund”))
(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 75 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the Fund as a new series of the Trust.

Please call Barry N. Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz